Note 48 - Other Information - Interest Income Breakdown By Geographical Area (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	€ 14,507	€ 14,305
Domestic Geography | Total [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	2,443	2,575
Foreign Geography | European Union [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	247	251
Foreign Geography | Other OECD Countries [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	9,619	9,175
Foreign Geography | Other Countries [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	2,198	2,304
Foreign Geography | Total [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	12,064	11,730
Total Domestic Foreign [Member] | Total [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	14,507	14,305
Of Which BBVA, S.A. [Member] | Domestic BBVA S A [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	2,174	2,238
Of Which BBVA, S.A. [Member] | Foreign BBVA S A [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	180	182
Of Which BBVA, S.A. [Member] | European Union BBVA S A [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	66	79
Of Which BBVA, S.A. [Member] | Other OECD Countries BBVA S A [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	63	54
Of Which BBVA, S.A. [Member] | Rest of countries BBVA S A [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	51	49
Total BBVA S A [Member] | Total [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	€ 2,354	€ 2,420